Long-Term Debt and Contractual Commitments Unconditional Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Gains (Losses) on Extinguishment of Debt	$ 3		$ (70)	$ (39)
Tier One Risk Based Capital	14,490		18,156
Operating lease obligations	1,468
Capital Lease Obligations	12	[1]
Purchase Obligations	707	[2]
Total	2,187
One Year from Balance Sheet Date
Operating lease obligations	214
Capital Lease Obligations	1	[1]
Purchase Obligations	81	[2]
Total	296
More than One and within Three Years from Balance Sheet Date
Operating lease obligations	399
Capital Lease Obligations	2	[1]
Purchase Obligations	296	[2]
Total	697
More than Three and within Five Years from Balance Sheet Date
Operating lease obligations	346
Capital Lease Obligations	3	[1]
Purchase Obligations	184	[2]
Total	533
More than Five Years from Balance Sheet Date and Thereafter
Operating lease obligations	509
Capital Lease Obligations	6	[1]
Purchase Obligations	146	[2]
Total	661
Long-term Debt [Member]
Tier One Risk Based Capital	$ 1,900		$ 2,400

[1]	Amounts do not include accrued interest.
[2]	Includes contracts with a minimum annual payment of $5 million